DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET (Schedule of Deferred Tax and Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred tax asset (see Note 19)	$ 1,810	$ 32,787
ROU - assets under operating leases	9,762	10,355
Prepaid long-term land lease, net	2,693	2,812
Long-term prepaid expenses	18,598	21,395
Deferred tax and other assets, net	$ 32,863	$ 67,349